Statements of Financial Condition (Parenthetical)	Jun. 30, 2011	Dec. 31, 2010
Statements of Financial Condition [Abstract]
Partners' Capital, common units issued	2,625,425	2,625,425
Partners' Capital, common units outstanding	2,625,425	2,625,425